Customer and Supplier Concentration (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk

The Company’s revenues were concentrated among few customers for the six months ended June 30, 2018:

Customer	Total revenues from the customer to total revenues for the six months ended June 30, 2018	Deferred revenue from the customer as of June 30, 2018 (rounded to 000’s)
1	29%	$1,017,000

The Company’s purchases were concentrated among a few vendors for the six months ended June 30, 2018:

Vendor	Total purchases from the vendor to total purchases for the six months ended June 30, 2018	Accounts payable (prepayment) to the vendor as of June 30, 2018 (rounded to 000’s)
1	40%	$(343,000)
2*	28%	$4,871,000
3	16%	$(888,000)

* EDI, a related party. See note 13.

The Company’s revenues were concentrated among few customers for the years ended December 31, 2017 and 2016:

Customer	Total revenues from the customer to total revenues for the year ended December 31, 2017	Accounts receivable from the customer as of December 31, 2017 (rounded to 000)	Total revenues from the customer to total revenues for the year ended December 31, 2016	Accounts receivable from the customer as of December 31, 2016 (rounded to 000)
1	12%	$372,000	13%	$11,917
2	11%	$634,000	1%	$162,300

The Company’s purchases were concentrated among few vendors for the years ended December 31, 2017 and 2016:

Vendor	Total purchases from the vendor to total purchases for the year ended December 31, 2017	Accounts payable (prepayment) to the vendor as of December 31, 2017 (rounded to 000)	Total purchases from the vendor to total purchases for the year ended December 31, 2016	Accounts payable (prepayment) to the vendor as of December 31, 2016 (rounded to 000)
1	37%	$(61,000)	2%	$(229,000)
2*	34%	$4,325,000	32%	$3,618,000

* EDI, a related party. See note 15.